Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss) for the period	$ (6,346,213)	$ (5,582,036)	$ 14,113,675	$ (9,484,440)	$ (25,341,623)	$ (13,432,539)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (note 10)	133,775	336,927	119,810	1,009,951	1,356,071	1,092,290
Settlement of DSUs (note 14)					(36,495)
Depreciation expense (note 4)	161,894	90,814	304,493	185,656	393,297	190,133
Change in fair value of warrant liability (note 10)	(462,763)	263,943	(2,295,627)	615,345
Deferred tax expense (note 13)		(699,920)		(1,204,718)
Change in fair value of derivative liabilities	(462,763)	263,943	(2,295,627)	615,345	(838,378)	(2,360,025)
Change in fair value of silver loan (note 9)	6,068,932		9,029,947		2,820,533
Current tax expense					1,050,000
Deferred tax (recovery) expense					(2,588,590)	2,588,590
Financing costs	7,116		(449,545)		155,024
(Gain) on warrant extinguishment						(214,714)
Units issued for services						111,971
Interest expense on lease liability (note 7)	8,907	27,008	18,451	41,005	50,560	29,699
Interest expense						92,799
Loss on sale of equipment (note 6)					924,820
Loss on debt settlement (note 9)	298,713	70,093	3,376,692	203,325	394,456	491,643
(Gain) on debt settlement (note 9)			(29,850,212)
(Gain) loss on debt modification	(4,699,460)	217,000				99,569
Loss on revaluation of stream debenture					230,000	3,128,956
(Gain) on debt modification (note 9)			(4,618,484)	(2,531,000)	(1,308,062)
Accretion of liabilities (note 8, 9)	1,695,679	1,551,867	2,534,538	3,209,877	6,010,303	4,149,267
(Gain) loss on fair value of convertible debentures (note 9)	78,364	157,232	(1,002,763)	655,495	890,258	(1,673,777)
Gain on debt settlement						(7,151,873)
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(394,588)	(104,603)	(1,159,854)	(1,016,447)	(96,798)	(26,267)
Accounts payable	455,629	608,475	(2,779,621)	1,595,914	2,456,577	(1,840,426)
Accrued liabilities	(329,008)	(304,831)	105,968	(134,370)	1,043,405	425,719
Current income tax payable			(100,000)
Interest payable	487,241	504,864	1,724,453	1,009,728	2,018,037	1,966,233
Net cash (used in) operating activities	(2,835,782)	(2,863,167)	(10,928,079)	(5,844,679)	(10,416,605)	(12,332,752)
Investing activities
Process plant	(12,550,192)	(2,596,535)	(21,200,108)	(10,414,510)	(35,433,926)	(9,398,032)
Mine improvements	(1,583,445)	(495,050)	(2,110,812)	(1,465,994)	(3,913,472)	(1,458,506)
Purchase of land					(309,861)
Purchase of machinery and equipment		(264,634)		(441,654)	(983,719)	(539,803)
Net cash (used in) investing activities	(14,133,637)	(3,356,219)	(23,310,920)	(12,322,158)	(40,640,978)	(11,396,341)
Financing activities
Proceeds from silver loan					26,278,261
Proceeds from debt facility	11,000,000		11,000,000		10,000,000
Proceeds from stream obligation						46,000,000
Transaction costs stream obligation						(740,956)
Proceeds from issuance of common shares, net			25,779,387			3,661,822
Proceeds from warrants exercise						837,459
Proceeds from Teck promissory note	3,095,097		4,400,000			390,000
Repayment of U.S. Environmental Protection Agency cost recovery payable					(3,000,000)
Repayment of bridge loan						(5,000,000)
Repayment of Teck promissory note			(4,487,160)			(150,000)
Repayment of promissory note						(1,599,568)
Lease payments	(55,417)	(198,668)	(125,324)	(397,335)	(537,997)	(275,173)
Net cash provided by (used in) financing activities	14,039,680	(198,668)	36,566,903	(397,335)	32,740,264	43,123,584
Net change in cash	(2,929,739)	(6,418,054)	2,327,904	(18,564,172)	(18,317,319)	19,394,491
Cash, beginning of period	8,261,277	26,578,596	8,261,277	26,578,596	26,578,596	7,184,105
Cash, end of period	5,331,538	20,160,542	10,589,181	8,014,424	8,261,277	26,578,596
Supplemental disclosures
Cash interest paid						322,708
Non-cash activities
Financing cooperation fee settled with common shares	179,998
Interest payable settled with common shares	510,404	580,498	1,017,473	1,015,262
Services settled with common shares			3,964,979
Loan Facility settled with common shares			6,044,210
Stream settled with common shares			20,472,126
Units issued to settle accounts payable and accrued liabilities						874,198
Units issued to settle deferred shared units					83,802
Units issued to settle interest payable					2,030,526	2,515,235
Reconciliation from Cash Flow Statement to Balance Sheet:
Cash and restricted cash end of period	5,331,538	20,160,542	10,589,181	8,014,424	8,261,277	26,578,596
Less restricted cash	2,975,000	6,476,000	2,975,000	4,475,000	4,475,000	6,476,000
Cash end of period	$ 2,356,538	$ 13,684,542	$ 7,614,181	$ 3,539,424	$ 3,786,277	$ 20,102,596